Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Oct. 27, 2013 USD ($) item	Apr. 24, 2016 USD ($)	Apr. 26, 2015 USD ($)	Apr. 27, 2014 USD ($)
Future minimum payments over the lease term
2017			$ 7,960
2018			7,595
2019			6,935
2020			4,858
2021			4,417
Thereafter			73,017
Total minimum lease payments			104,782
Contingent rentals			2,591	$ 2,681	$ 2,559
Damages awarded			$ 19,833	$ 20,366	21,238
Litigation accrual reversal					(16,953)
Isle of Capri Casinos, Inc. and Riverboat Corporation of Mississippi - Vicksburg vs. Silver Land, Inc.
Future minimum payments over the lease term
Damages awarded					1,979
Litigation accrual reversal					(2,223)
Isle of Capri Casinos, Inc. and Riverboat Corporation of Mississippi - Vicksburg vs. Silver Land, Inc. | Operating Expense
Future minimum payments over the lease term
Litigation accrual reversal					(1,979)
Isle of Capri Casinos, Inc. and Riverboat Corporation of Mississippi - Vicksburg vs. Silver Land, Inc. | Interest Expense.
Future minimum payments over the lease term
Litigation accrual reversal					(244)
Lady Luck Gaming Corporation and several joint venture partners vs. country of Greece
Future minimum payments over the lease term
Litigation accrual reversal					(14,730)
Lady Luck Gaming Corporation and several joint venture partners vs. country of Greece | Operating Expense
Future minimum payments over the lease term
Litigation accrual reversal					(7,351)
Lady Luck Gaming Corporation and several joint venture partners vs. country of Greece | Interest Expense.
Future minimum payments over the lease term
Litigation accrual reversal					$ (7,379)
Sub contractor vs. IOC-Cape Girardeau, LLC and other defendants
Future minimum payments over the lease term
Number of defendants | item		2
Amount of damages sought		$ 3,800
Amount of settlement	$ 1,400